BALANCE SHEETS - USD ($)	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash		$ 1,301,928				$ 717
Total current assets		1,464,825				1,144
Non-current assets
Total assets		2,887,962				1,144
Current liabilities
Accounts payable and accrued liabilities		530,339				106,245
Total current liabilities		843,519				624,713
Total liabilities		898,605				624,713
Commitments and contingencies (Note 11)
Member's capital
Accumulated deficit		(6,280,689)				(1,020,057)
Total liabilities, mezzanine equity and stockholders' equity (deficit)		$ 2,887,962				$ 1,144
Oregon Energy LLC
Current assets
Cash	$ 1,733			$ 16,731	$ 6,063			$ 67,339
Prepaids and deposits	56,458			22,361				14,330
Total current assets	58,191			39,092				81,669
Non-current assets
Restricted cash	140,960			140,960				160,470
Property, plant and equipment, net	243,938			250,497				263,504
Total non-current assets	384,898			391,457				423,974
Total assets	443,089			430,549				505,643
Current liabilities
Accounts payable and accrued liabilities	1,568			7,115				76,290
Reclamation and environmental obligation								2,000
Total current liabilities	1,568			7,115				78,290
Total liabilities	1,568			7,115				78,290
Commitments and contingencies (Note 11)
Member's capital
Member's capital	13,876,079			13,872,938	13,833,842			13,723,074
Accumulated deficit	(13,434,558)			(13,449,504)				(13,295,721)
Total member's capital	441,521		$ 465,239	423,434	$ 472,116		$ 473,286	427,353	$ 550,067
Total liabilities, mezzanine equity and stockholders' equity (deficit)	$ 443,089			$ 430,549				$ 505,643